Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2025	December 31, 2024

Operating lease right of use assets	$515,620	$527,075

Current portion of operating lease liabilities	98,464	84,912
Non-current portion of operating lease liabilities	476,737	454,057
Total operating lease liabilities	$575,201	$538,969

Weighted average remaining lease term (years)	4.61	4.63
Weighted average discount rate	4.31%	4.12%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2025
2026	$120,729
2027	89,281
2028	66,057
2029	57,318
2030	54,812
2031 and thereafter	$339,486
Total lease payments	$727,683
Less imputed interest	152,482
Total	$575,201